Other Accounts Receivable - Summary of Consolidated Other Accounts Receivable (Parenthetical) (Detail) $ in Millions	Dec. 31, 2016 MXN ($)
Miscellaneous current assets [abstract]
Short-term portion of interest receivable	$ 27